UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
July 31, 2010 (Unaudited)

Common Stocks--98.6%	Shares	Value ($)
Australia--8.2%
AGL Energy	24,804	331,642
Alumina	132,098	185,351
Amcor	65,667	389,959
AMP	110,824	531,713
Aristocrat Leisure	22,601	69,358
Arrow Energy	29,421 a	124,644
Asciano Group	163,493 a	250,123
ASX	9,522	249,111
Australia & New Zealand Banking Group	133,848	2,792,867
AXA Asia Pacific Holdings	53,416	262,566
Bendigo and Adelaide Bank	17,666	130,975
BHP Billiton	177,594	6,449,955
Billabong International	12,364	102,075
BlueScope Steel	102,901	220,768
Boral	31,989	122,782
Brambles	76,222	372,599
Caltex Australia	8,498	79,005
CFS Retail Property Trust	94,834	161,395
Coca-Cola Amatil	30,901	320,851
Cochlear	2,889	184,847
Commonwealth Bank of Australia	81,131	3,860,198
Computershare	24,153	221,050
Crown	23,845	171,822
CSL	29,247	877,407
CSR	87,375	136,045
Dexus Property Group	242,514	178,921
Energy Resources of Australia	2,999	37,410
Fairfax Media	122,604	163,706
Fortescue Metals Group	63,911 a	248,199
Foster's Group	100,850	525,855
Goodman Fielder	84,351	101,939
Goodman Group	316,833	176,390
GPT Group	93,796	242,839
Harvey Norman Holdings	31,092	98,511
Incitec Pivot	83,565	245,853
Insurance Australia Group	111,802	345,121
Intoll Group	128,485	170,977
James Hardie Industries-CDI	22,829 a	134,535
Leighton Holdings	7,148	190,821
Lend Lease	27,459	181,209
MacArthur Coal	6,442	72,895
Macquarie Group	17,560	591,337
Map Group	41,877	112,211
Metcash	38,630	155,615
Mirvac Group	158,113	189,649
National Australia Bank	111,972	2,547,237
Newcrest Mining	25,366	751,104
OneSteel	73,726	199,553
Orica	19,482	444,428
Origin Energy	47,587	665,125
OZ Minerals	164,157 a	182,781
Paladin Energy	33,468 a	116,643
Qantas Airways	55,702 a	124,548
QBE Insurance Group	53,896	814,780
Rio Tinto	22,971	1,468,296
Santos	44,966	541,381
Sims Metal Management	8,218	132,420
Sonic Healthcare	20,859	194,490
SP Ausnet	62,635	45,360
Stockland	128,573	441,120
Suncorp-Metway	68,669	520,300
TABCORP Holdings	33,673	209,109
Tatts Group	70,864	157,166

Telstra	235,873	687,546
Toll Holdings	33,878	182,168
Transurban Group	70,809	287,167
Wesfarmers	52,981	1,491,105
Wesfarmers-PPS	7,780	219,666
Westfield Group	115,534	1,277,006
Westpac Banking	157,342	3,416,979
Woodside Petroleum	28,645	1,078,722
Woolworths	65,402	1,526,897
WorleyParsons	10,577	221,561
		42,707,759
Austria--.3%
Erste Group Bank	10,174	408,177
IMMOFINANZ	56,541 a	185,995
OMV	8,174	273,521
Raiffeisen International Bank Holding	3,091	140,460
Telekom Austria	17,644	227,107
Verbund	4,433	157,261
Vienna Insurance Group	2,207	104,746
Voestalpine	5,799	185,473
		1,682,740
Belgium--1.0%
Ageas	119,909	330,086
Anheuser-Busch InBev	38,110	2,017,509
Anheuser-Busch InBev (STRIP)	12,680 a	50
Belgacom	8,421	302,302
Cia Nationale e Portefeuille	1,371	65,587
Colruyt	821	202,207
Delhaize Group	5,444	401,927
Dexia	31,667 a	155,204
Groupe Bruxelles Lambert	4,421	343,506
Groupe Bruxelles Lambert (STRIP)	236 a	2
KBC Groep	8,356 a	369,041
Mobistar	1,360	78,331
Solvay	3,065	299,879
UCB	5,144	165,764
Umicore	6,361	214,470
		4,945,865
China--.1%
Foxconn International Holdings	132,000 a	92,812
Sands China	109,813	169,696
Yangzijiang Shipbuilding Holdings	81,000	86,389
		348,897
Denmark--1.0%
AP Moller - Maersk, Cl. A	30	246,575
AP Moller - Maersk, Cl. B	71	598,582
Carlsberg, Cl. B	5,582	494,807
Coloplast, Cl. B	1,189	123,483
Danske Bank	24,558 a	578,361
DSV	10,631	189,589
Novo Nordisk, Cl. B	22,996	1,966,474
Novozymes, Cl. B	2,468	315,213
Tryg	1,536	93,241
Vestas Wind Systems	11,020 a	535,630
William Demant Holding	1,278 a	93,623
		5,235,578
Finland--1.0%
Elisa	7,550 a	149,706
Fortum	24,035	558,932
Kesko, Cl. B	3,623	140,468
Kone, Cl. B	8,003	365,128
Metso	7,011	276,392
Neste Oil	6,406	94,390
Nokia	197,745	1,827,823
Nokian Renkaat	5,429	152,279
Orion, Cl. B	4,426	85,455
Outokumpu	7,143	118,371
Pohjola Bank	7,347	91,361
Rautaruukki	4,060	78,388

Sampo, Cl. A	22,705	554,625
Sanoma	4,669	92,762
Stora Enso, Cl. R	29,938	242,404
UPM-Kymmene	27,030	392,290
Wartsila	4,180	219,842
		5,440,616
France--9.4%
Accor	7,894	255,615
Aeroports de Paris	1,537	113,256
Air France	7,338 a	109,557
Air Liquide	15,814	1,779,430
Alcatel-Lucent	128,316 a	383,988
Alstom	10,751	562,495
Atos Origin	2,389 a	102,553
AXA	90,573	1,669,083
BioMerieux	590	59,901
BNP Paribas	50,115	3,441,415
Bouygues	12,444	525,268
Bureau Veritas	2,465	148,880
Cap Gemini	7,608	361,974
Carrefour	31,585	1,453,582
Casino Guichard Perrachon	3,007	261,807
Christian Dior	3,498	378,975
Cie de St-Gobain	20,209	860,011
Cie Generale d'Optique Essilor International	10,731	671,054
Cie Generale de Geophysique-Veritas	8,008 a	154,666
Cie Generale des Etablissements Michelin, Cl. B	7,977	607,540
CNP Assurances	8,148	168,144
Credit Agricole	48,532	664,519
Danone	30,723	1,722,710
Dassault Systemes	3,123	202,964
Edenred	7,894 a	138,838
EDF	13,562	576,347
Eiffage	2,009	101,342
Eramet	324	89,676
Eurazeo	1,682	107,122
Eutelsat Communications	5,239	193,464
Fonciere des Regions	1,404	128,258
France Telecom	97,871	2,049,020
GDF Suez	65,668	2,180,720
Gecina	1,151	117,862
Groupe Eurotunnel	26,075	191,933
Hermes International	2,843	487,612
ICADE	1,365	129,746
Iliad	988	86,948
Imerys	1,905	110,739
Ipsen	1,640	54,526
JC Decaux	3,387 a	86,972
Klepierre	5,270	168,107
L'Oreal	12,623	1,324,167
Lafarge	10,508	572,233
Lagardere	6,046	222,635
Legrand	7,300	237,522
LVMH Moet Hennessy Louis Vuitton	12,928	1,576,799
Metropole Television	3,249	72,021
Natixis	46,403 a	247,981
Neopost	1,569	121,316
PagesJaunes Groupe	6,051	66,960
Pernod-Ricard	10,398	813,601
Peugeot	7,792 a	231,147
PPR	4,106	549,104
Publicis Groupe	6,643	299,315
Renault	10,002 a	446,101
Safran	8,590	231,766
Sanofi-Aventis	55,772	3,238,435
Schneider Electric	12,464	1,437,067
SCOR	8,435	185,001
Societe BIC	1,432	106,526
Societe Generale	33,154	1,910,638

Societe Television Francaise 1	6,190	98,425
Sodexo	4,880	307,360
Suez Environnement	14,917	277,515
Technip	5,292	352,304
Thales	5,117	172,627
Total	111,833	5,639,875
Unibail-Rodamco	4,793	945,387
Vallourec	5,892	573,479
Veolia Environnement	18,673	495,665
Vinci	22,918	1,109,205
Vivendi	64,793	1,556,980
		49,077,776
Germany--7.3%
Adidas	11,328	613,345
Allianz	23,980	2,783,577
BASF	48,533	2,833,273
Bayer	43,693	2,511,161
Bayerische Motoren Werke	17,401	936,496
Beiersdorf	5,218	308,969
Celesio	3,952	92,238
Commerzbank	36,589 a	330,816
Continental	2,534 a	161,598
Daimler	47,653 a	2,568,648
Deutsche Bank	32,779	2,288,953
Deutsche Boerse	10,223	715,469
Deutsche Lufthansa	11,634 a	189,080
Deutsche Post	44,384	770,495
Deutsche Postbank	4,595 a	146,486
Deutsche Telekom	149,595	2,009,334
E.ON	95,190	2,839,281
Fraport AG Frankfurt Airport Services Worldwide	2,261	117,280
Fresenius	1,394	97,161
Fresenius Medical Care & Co.	10,538	578,054
GEA Group	9,030	204,286
Hannover Rueckversicherung	3,039	145,461
HeidelbergCement	7,585	381,878
Henkel & Co.	6,718	278,494
Hochtief	2,305	149,381
Infineon Technologies	56,400 a	380,541
K+S	7,723	409,905
Linde	8,875	1,040,030
MAN	5,716	530,434
Merck	3,332	296,485
Metro	6,743	374,186
Muenchener Rueckversicherungs	10,405	1,440,959
Puma	268	78,297
RWE	22,090	1,559,521
Salzgitter	2,195	146,642
SAP	45,317	2,068,719
Siemens	43,517	4,240,127
Suedzucker	4,185	80,720
ThyssenKrupp	18,076	536,218
TUI	7,370 a	77,600
United Internet	5,818	72,007
Volkswagen	1,725	163,425
Wacker Chemie	906	145,358
		37,692,388
Greece--.3%
Alpha Bank	25,409 a	192,989
Bank of Cyprus Public	29,985	160,945
Coca-Cola Hellenic Bottling	9,393	221,493
EFG Eurobank Ergasias	16,597 a	127,573
Hellenic Telecommunications Organization	13,152	106,747
National Bank of Greece	31,635 a	461,184
OPAP	12,668	187,318
Piraeus Bank	16,634 a	109,870
Public Power	6,826	108,582
		1,676,701
Hong Kong--2.4%

ASM Pacific Technology	9,600	87,774
Bank of East Asia	78,350	307,734
BOC Hong Kong Holdings	200,000	513,560
Cathay Pacific Airways	63,000	140,353
Cheung Kong Holdings	73,000	882,253
Cheung Kong Infrastructure Holdings	27,000	101,180
CLP Holdings	100,788	744,352
Esprit Holdings	59,759	375,158
Hang Lung Group	41,000	240,760
Hang Lung Properties	112,000	467,304
Hang Seng Bank	41,400	573,652
Henderson Land (Warrants 6/1/11)	11,752 a	1,816
Henderson Land Development	58,762	365,872
Hong Kong & China Gas	225,231	562,686
Hong Kong Exchanges & Clearing	53,700	883,083
HongKong Electric Holdings	75,000	454,420
Hopewell Holdings	33,000	104,328
Hutchison Whampoa	111,800	738,576
Hysan Development	39,000	121,288
Kerry Properties	40,500	204,185
Li & Fung	122,600	562,052
Lifestyle International Holdings	38,000	78,981
Link REIT	120,500	313,455
Mongolia Energy	190,000 a	71,690
MTR	76,500	268,943
New World Development	138,191	247,005
NWS Holdings	52,000	97,231
Orient Overseas International	11,300 a	88,329
PCCW	167,000	51,398
Shangri-La Asia	73,000	147,967
Sino Land	90,664	171,628
Sun Hung Kai Properties	74,699	1,097,581
Swire Pacific, Cl. A	40,000	486,260
Television Broadcasts	13,000	60,267
Wharf Holdings	71,192	389,634
Wheelock & Co.	49,000	152,703
Wing Hang Bank	10,500	113,378
Wynn Macau	78,800	134,151
Yue Yuen Industrial Holdings	39,800	129,157
		12,532,144
Ireland--.3%
Anglo Irish Bank	35,225 a,b	6,691
CRH	37,926	788,087
Elan	28,687 a	134,843
Governor & Co. of the Bank of Ireland	129,718 a	144,154
Kerry Group, Cl. A	8,041	255,609
Ryanair Holdings	4,000 a	19,948
		1,349,332
Israel--.8%
Bank Hapoalim	50,958 a	207,685
Bank Leumi Le-Israel	60,678 a	259,376
Bezeq Israeli Telecommunication	88,933	198,950
Cellcom Israel	2,512	69,786
Delek Group	202	47,172
Discount Investment	1,448	27,779
Elbit Systems	1,178	65,421
Israel	117 a	88,167
Israel Chemicals	22,812	283,883
Israel Discount Bank, Cl. A	27,397 a	50,305
Makhteshim-Agan Industries	12,148	42,548
Mizrahi Tefahot Bank	6,222 a	51,675
NICE Systems	3,141 a	90,844
Ormat Industries	3,363	25,878
Partner Communications	4,318	71,769
Teva Pharmaceutical Industries	49,071	2,390,563
		3,971,801
Italy--2.9%
A2A	55,689	83,507
Assicurazioni Generali	61,493	1,238,544

Atlantia	12,804	250,715
Autogrill	6,976 a	86,339
Banca Carige	32,548	73,188
Banca Monte dei Paschi di Siena	111,297 a	146,302
Banca Popolare di Milano Scarl	20,979	111,102
Banco Popolare	36,217	230,962
Enel	347,279	1,704,544
ENI	137,575	2,812,152
EXOR	4,104	81,911
Fiat	41,290	528,780
Finmeccanica	22,299	244,900
Intesa Sanpaolo	405,457	1,341,698
Intesa Sanpaolo-RSP	47,999	124,753
Luxottica Group	5,885	153,032
Mediaset	37,823	243,052
Mediobanca	26,763 a	240,580
Mediolanum	14,252	62,851
Parmalat	95,993	232,360
Pirelli & C	11,503	80,401
Prysmian	9,251	156,437
Saipem	14,296	514,044
Snam Rete Gas	78,433	368,111
Telecom Italia	507,369	646,126
Telecom Italia-RSP	333,781	346,792
Terna Rete Elettrica Nazionale	67,119	278,941
UniCredit	813,536	2,278,723
Unione di Banche Italiane	32,249	345,984
		15,006,831
Japan--21.9%
77 Bank	17,000	90,042
ABC-Mart	1,600	51,881
Acom	2,736	47,705
Advantest	8,200	176,660
Aeon	32,300	344,767
Aeon Credit Service	3,960	39,618
Aeon Mall	3,900	85,237
Air Water	9,000	97,623
Aisin Seiki	9,900	275,889
Ajinomoto	36,800	347,787
Alfresa Holdings	1,900	87,261
All Nippon Airways	48,000 a	162,289
Amada	20,000	130,395
Aozora Bank	21,959	29,140
Asahi Breweries	20,100	355,102
Asahi Glass	54,800	556,474
Asahi Kasei	65,900	343,720
Asics	9,000	88,691
Astellas Pharma	23,779	804,249
Bank of Kyoto	17,000	141,438
Bank of Yokohama	63,000	290,065
Benesse Holdings	3,700	163,311
Bridgestone	34,000	606,947
Brother Industries	12,900	137,842
Canon	59,850	2,600,222
Canon Marketing Japan	2,900	39,253
Casio Computer	13,100	94,176
Central Japan Railway	81	658,020
Chiba Bank	39,000	237,618
Chiyoda	8,000	57,420
Chubu Electric Power	34,800	860,162
Chugai Pharmaceutical	11,428	199,390
Chugoku Bank	9,000	104,581
Chugoku Electric Power	15,700	324,834
Chuo Mitsui Trust Holdings	52,380	185,560
Citizen Holdings	12,400	74,406
COCA-COLA WEST	2,700	48,822
Cosmo Oil	36,000	85,576
Credit Saison	8,800	111,498
Dai Nippon Printing	30,800	371,405

Dai-ichi Life Insurance	420	594,184
Daicel Chemical Industries	15,000	105,931
Daido Steel	14,200	67,674
Daihatsu Motor	9,000	105,724
Daiichi Sankyo	36,483	677,373
Daikin Industries	12,600	465,993
Dainippon Sumitomo Pharma	9,000	67,090
Daito Trust Construction	4,200	227,787
Daiwa House Industry	25,400	249,721
Daiwa Securities Group	87,000	375,467
Dena	4,000	110,685
Denki Kagaku Kogyo	27,600	138,860
Denso	25,500	728,866
Dentsu	9,200	228,567
Dowa Holdings	11,350	59,592
East Japan Railway	17,900	1,150,508
Eisai	13,600	462,645
Electric Power Development	5,980	184,796
Elpida Memory	9,400 a	141,011
FamilyMart	3,000	106,970
Fanuc	10,100	1,189,949
Fast Retailing	2,800	417,771
Fuji Electric Holdings	29,000	80,314
Fuji Heavy Industries	31,000	170,632
Fuji Media Holdings	11	15,892
FUJIFILM Holdings	24,300	757,097
Fujitsu	97,800	694,057
Fukuoka Financial Group	39,000	162,012
Furukawa Electric	35,000	155,089
GS Yuasa	21,000	135,218
Gunma Bank	22,000	117,794
Hachijuni Bank	21,000	119,951
Hakuhodo DY Holdings	1,170	59,405
Hankyu Hashin Holdings	62,000	279,737
Hino Motors	12,000	52,619
Hirose Electric	1,600	161,736
Hiroshima Bank	30,000	117,701
Hisamitsu Pharmaceutical	3,400	131,826
Hitachi	237,900	966,314
Hitachi Chemical	5,200	103,328
Hitachi Construction Machinery	5,000	101,431
Hitachi High-Technologies	3,900	74,256
Hitachi Metals	10,000	113,316
Hokkaido Electric Power	9,600	205,160
Hokuhoku Financial Group	63,000	111,228
Hokuriku Electric Power	10,000	220,748
Honda Motor	87,220	2,726,506
HOYA	22,800	540,928
Ibiden	7,100	211,460
Idemitsu Kosan	1,100	81,618
IHI	73,000	128,041
INPEX	45	219,132
Isetan Mitsukoshi Holdings	20,020	188,511
Isuzu Motors	61,000	178,791
Ito En	3,300	51,750
ITOCHU	81,500	633,868
Itochu Techno-Solutions	1,400	50,889
Iyo Bank	14,000	123,748
J Front Retailing	26,800	121,228
Jafco	1,600	37,757
Japan Petroleum Exploration	1,400	55,089
Japan Prime Realty Investment	36	81,006
Japan Real Estate Investment	26	229,518
Japan Retail Fund Investment	96	123,296
Japan Steel Works	17,000	163,605
Japan Tobacco	236	757,074
JFE Holdings	24,260	748,852
JGC	11,000	181,387
Joyo Bank	37,462	150,868

JS Group	12,924	259,942
JSR	9,100	158,982
JTEKT	10,800	104,560
Jupiter Telecommunications	142	145,507
JX Holdings	117,776 a	636,039
Kajima	50,800	120,757
Kamigumi	12,400	97,014
Kaneka	16,000	98,961
Kansai Electric Power	39,799	961,679
Kansai Paint	11,000	93,042
Kao	28,300	667,496
Kawasaki Heavy Industries	76,000	189,430
Kawasaki Kisen Kaisha	35,000	149,031
KDDI	153	742,401
Keihin Electric Express Railway	26,000	241,819
Keio	31,000	208,193
Keisei Electric Railway	17,000	102,400
Keyence	2,205	506,341
Kikkoman	8,000	84,560
Kinden	6,000	54,004
Kintetsu	89,354	287,673
Kirin Holdings	45,000	599,238
Kobe Steel	138,000	288,230
Koito Manufacturing	6,000	87,376
Komatsu	49,900	1,045,677
Konami	5,200	79,926
Konica Minolta Holdings	25,000	262,520
Kubota	63,000	497,981
Kuraray	18,500	231,410
Kurita Water Industries	5,700	158,056
Kyocera	8,500	756,231
Kyowa Hakko Kirin	14,705	150,172
Kyushu Electric Power	20,500	462,468
Lawson	3,100	141,836
Mabuchi Motor	1,500	75,208
Makita	5,700	164,173
Marubeni	89,000	476,529
Marui Group	10,900	76,222
Maruichi Steel Tube	2,000	39,741
Matsui Securities	8,000	47,173
Mazda Motor	78,000	188,114
McDonald's Holdings Japan	3,000	66,882
Medipal Holdings	7,700	89,208
MEIJI Holdings	3,521	150,941
Minebea	18,000	99,077
Mitsubishi	71,600	1,544,200
Mitsubishi Chemical Holdings	62,600	322,174
Mitsubishi Electric	102,000	886,291
Mitsubishi Estate	62,000	871,405
Mitsubishi Gas Chemical	20,000	111,932
Mitsubishi Heavy Industries	164,700	615,772
Mitsubishi Logistics	6,000	68,682
Mitsubishi Materials	61,000 a	161,897
Mitsubishi Motors	203,000 a	264,701
Mitsubishi Tanabe Pharma	11,000	160,316
Mitsubishi UFJ Financial Group	673,190	3,332,547
Mitsubishi UFJ Lease & Finance	2,910	102,082
Mitsui & Co.	91,500	1,169,882
Mitsui Chemicals	50,000	147,704
Mitsui Engineering & Shipbuilding	34,000	70,621
Mitsui Fudosan	45,000	664,667
Mitsui Mining & Smelting	34,000	92,592
Mitsui OSK Lines	62,000	418,532
Mitsumi Electric	4,800	79,982
Mizuho Financial Group	1,029,100	1,674,395
Mizuho Securities	34,000	76,898
Mizuho Trust & Banking	92,000 a	77,498
MS & AD Insurance Group Holdings	28,357	628,592
Murata Manufacturing	11,000	542,003

Namco Bandai Holdings	10,350	92,321
NEC	140,800	378,564
NGK Insulators	13,000	219,317
NGK Spark Plug	8,000	103,116
NHK Spring	7,000	64,136
Nidec	5,900	552,146
Nikon	17,600	305,045
Nintendo	5,250	1,463,651
Nippon Building Fund	29	246,296
Nippon Electric Glass	18,085	229,767
Nippon Express	44,000	178,721
Nippon Meat Packers	9,000	118,082
Nippon Paper Group	4,900	130,218
Nippon Sheet Glass	34,000	83,568
Nippon Steel	268,100	912,641
Nippon Telegraph & Telephone	27,400	1,135,080
Nippon Yusen	81,800	345,474
Nishi-Nippon City Bank	41,000	119,225
Nissan Chemical Industries	7,000	82,956
Nissan Motor	130,800	1,002,206
Nissha Printing	1,400	37,851
Nisshin Seifun Group	11,300	137,827
Nisshin Steel	42,000	70,275
Nisshinbo Holdings	7,000	72,213
Nissin Foods Holdings	3,200	111,701
Nitori	1,950	167,638
Nitto Denko	8,600	297,120
NKSJ Holdings	76,500 a	445,794
NOK	5,300	86,539
Nomura Holdings	186,100	1,032,934
Nomura Real Estate Holdings	5,400	66,300
Nomura Real Estate Office Fund	17	89,453
Nomura Research Institute	5,700	112,737
NSK	23,000	163,224
NTN	25,000	108,181
NTT Data	65	235,518
NTT DoCoMo	810	1,285,195
NTT Urban Development	55	44,490
Obayashi	35,000	149,031
Obic	350	65,872
Odakyu Electric Railway	32,000	291,345
OJI Paper	44,000	212,232
Olympus	12,000	320,702
Omron	10,500	252,504
Ono Pharmaceutical	4,800	198,015
ORACLE JAPAN	2,300	121,688
Oriental Land	2,700	224,948
ORIX	5,460	428,433
Osaka Gas	101,000	371,786
OTSUKA	1,000	65,082
Panasonic	103,495	1,363,851
Panasonic Electric Works	19,000	240,953
Rakuten	372	284,173
Resona Holdings	31,600	346,047
Ricoh	36,000	497,254
Rinnai	1,800	96,273
Rohm	5,100	320,736
Sankyo	2,800	136,672
Santen Pharmaceutical	3,800	126,813
Sanyo Electric	108,000 a	169,490
Sapporo Hokuyo Holdings	15,000	70,967
Sapporo Holdings	13,000	62,405
SBI Holdings	887	117,605
Secom	11,000	503,289
Sega Sammy Holdings	9,984	146,315
Seiko Epson	6,700	87,674
Sekisui Chemical	22,000	148,765
Sekisui House	31,000	274,371
Senshu Ikeda Holdings	41,600	60,965

Seven & I Holdings	40,560	968,366
Seven Bank	26	47,704
Sharp	54,000	590,099
Shikoku Electric Power	9,200	270,607
Shimadzu	15,000	114,586
Shimamura	1,200	108,424
Shimano	3,500	177,302
Shimizu	35,000	132,068
Shin-Etsu Chemical	21,600	1,073,021
Shinko Electric Industries	4,200	55,396
Shinsei Bank	50,000 a	46,157
Shionogi & Co.	15,400	313,118
Shiseido	18,800	419,561
Shizuoka Bank	33,400	277,498
Showa Denko	72,000	142,072
Showa Shell Sekiyu	11,300	82,931
SMC	2,900	382,829
Softbank	42,700	1,273,708
Sojitz	66,600	105,287
Sony	52,980	1,653,715
Sony Financial Holdings	50	180,879
Square Enix Holdings	3,700	71,174
Stanley Electric	8,200	141,650
SUMCO	6,800 a	128,687
Sumitomo	61,000	646,180
Sumitomo Chemical	82,000	354,835
Sumitomo Electric Industries	40,800	475,513
Sumitomo Heavy Industries	29,000	169,328
Sumitomo Metal Industries	182,000	438,934
Sumitomo Metal Mining	27,000	358,297
Sumitomo Mitsui Financial Group	70,900	2,189,342
Sumitomo Realty & Development	19,000	341,149
Sumitomo Rubber Industries	9,400	92,959
Sumitomo Trust & Banking	74,000	410,732
Suruga Bank	12,000	107,870
Suzuken	3,720	129,852
Suzuki Motor	16,900	352,977
Sysmex	2,000	114,701
T & D Holdings	14,650	320,014
Taiheiyo Cement	50,000 a	67,505
Taisei	58,000	115,786
Taisho Pharmaceutical	6,000	116,317
Taiyo Nippon Sanso	15,000	131,029
Takashimaya	15,000	115,970
Takeda Pharmaceutical	39,600	1,811,839
TDK	6,700	402,804
Teijin	47,000	149,146
Terumo	9,100	476,212
THK	6,700	131,974
Tobu Railway	45,000	257,558
Toho	5,800	95,440
Toho Gas	22,000	110,939
Tohoku Electric Power	22,300	480,430
Tokio Marine Holdings	38,100	1,040,210
Tokuyama	18,000	90,145
Tokyo Electric Power	64,272	1,759,952
Tokyo Electron	9,300	497,946
Tokyo Gas	135,000	612,220
Tokyo Steel Manufacturing	5,500	65,624
Tokyo Tatemono	19,000	61,828
Tokyu	62,820	269,664
Tokyu Land	28,000	101,454
TonenGeneral Sekiyu	14,000	126,010
Toppan Printing	31,000	255,054
Toray Industries	68,000	363,305
Toshiba	212,000 a	1,105,747
Tosoh	29,000	77,302
TOTO	14,000	95,153
Toyo Seikan Kaisha	8,800	140,845

Toyo Suisan Kaisha	5,000	107,720
Toyoda Gosei	3,600	89,730
Toyota Boshoku	4,200	66,204
Toyota Industries	9,600	258,112
Toyota Motor	145,914	5,135,445
Toyota Tsusho	11,600	175,887
Trend Micro	5,200	153,012
Tsumura & Co.	3,100	92,971
Ube Industries	55,600	138,583
UNICHARM	2,100	249,111
UNY	9,000	69,375
Ushio	5,900	99,945
USS	1,330	99,758
West Japan Railway	88	324,948
Yahoo! Japan	751	288,146
Yakult Honsha	5,100	147,068
Yamada Denki	4,410	297,189
Yamaguchi Financial Group	11,000	102,816
Yamaha	9,200	101,809
Yamaha Motor	13,600 a	175,924
Yamato Holdings	20,600	254,826
Yamato Kogyo	2,800	68,110
Yamazaki Baking	6,000	75,814
Yaskawa Electric	12,000	90,145
Yokogawa Electric	11,500	67,944
		113,684,906
Luxembourg--.5%
ArcelorMittal	45,252	1,378,937
Millicom International Cellular, SDR	4,207	388,710
SES	16,018	395,556
Tenaris	25,518	509,642
		2,672,845
Netherlands--2.8%
Aegon	81,616 a	490,815
Akzo Nobel	12,145	715,254
ASML Holding	22,623	721,208
Corio	2,950	173,023
Delta Lloyd	3,776	72,708
European Aeronautic Defence and Space	22,029 a	521,753
Fugro	3,791	200,099
Heineken	13,266	600,235
Heineken Holding	5,874	230,344
ING Groep	202,098 a	1,943,098
Koninklijke Ahold	62,626	803,651
Koninklijke Boskalis Westminster	3,558	146,871
Koninklijke DSM	8,006	379,815
Koninklijke KPN	85,783	1,193,573
Koninklijke Philips Electronics	51,296	1,597,863
Koninklijke Vopak	3,832	155,685
QIAGEN	11,934 a	221,631
Randstad Holding	5,958 a	267,558
Reed Elsevier	37,047	479,268
SBM Offshore	8,291	130,752
STMicroelectronics	32,926	271,488
TNT	20,058	598,411
Unilever	86,062	2,531,136
Wolters Kluwer	15,164	305,817
		14,752,056
New Zealand--.1%
Auckland International Airport	37,613	53,945
Contact Energy	15,698 a	64,814
Fletcher Building	36,011	198,242
Sky City Entertainment Group	33,202	72,871
Telecom Corporation of New Zealand	109,502	157,842
		547,714
Norway--.8%
Aker Solutions	8,329	107,999
DNB NOR	51,118	635,051
Norsk Hydro	37,703	203,001

Orkla	41,365	343,272
Renewable Energy	18,350 a	50,518
SeaDrill	14,482	336,220
Statoil	58,803	1,188,976
Telenor	44,866	692,570
Yara International	9,814	370,047
		3,927,654
Portugal--.3%
Banco Comercial Portugues, Cl. R	154,733	133,853
Banco Espirito Santo	27,218	130,278
Brisa Auto-Estradas de Portugal	9,633	62,875
Cimpor-Cimentos de Portugal	12,398	75,398
Energias de Portugal	90,472	297,377
Galp Energia, Cl. B	12,510	204,540
Jeronimo Martins	11,415	124,697
Portugal Telecom	31,305	344,462
		1,373,480
Singapore--1.6%
Ascendas Real Estate Investment Trust	74,281	115,829
CapitaLand	132,500	385,936
CapitaMall Trust	120,000	168,585
Capitamalls Asia	74,000	115,935
City Developments	30,000	267,000
ComfortDelgro	93,700	110,272
Cosco Singapore	48,000	57,901
DBS Group Holdings	89,588	948,893
Fraser and Neave	50,150	202,511
Genting Singapore	331,527 a	309,690
Golden Agri-Resources	275,440	116,493
Jardine Cycle & Carriage	5,422	142,773
Keppel	67,000	460,285
Keppel Land	36,000	106,977
Neptune Orient Lines	56,000 a	84,440
Noble Group	161,963	196,564
Olam International	72,300	149,434
Oversea-Chinese Banking	127,942	849,778
SembCorp Industries	53,254	165,299
SembCorp Marine	41,000	120,628
Singapore Airlines	27,733	318,627
Singapore Exchange	46,000	259,174
Singapore Press Holdings	80,075	243,249
Singapore Technologies Engineering	92,000	219,249
Singapore Telecommunications	418,951	961,441
StarHub	26,918	46,726
United Overseas Bank	64,112	936,534
UOL Group	23,111	67,146
Wilmar International	69,000	317,708
		8,445,077
Spain--3.8%
Abertis Infraestructuras	16,226	274,175
Acciona	1,296	114,205
Acerinox	5,086	87,364
ACS Actividades de Construccion y Servicios	7,321	317,512
Banco Bilbao Vizcaya Argentaria	187,969	2,530,889
Banco de Sabadell	50,919	289,495
Banco de Valencia	11,006	66,101
Banco Popular Espanol	45,200	300,319
Banco Santander	435,375	5,654,464
Bankinter	16,421	123,139
Criteria Caixacorp	42,917	209,614
EDP Renovaveis	13,006 a	77,655
Enagas	10,301	190,029
Ferrovial	25,490	223,558
Fomento de Construcciones y Contratas	1,877	48,760
Gamesa Tecnologica	10,626 a	92,724
Gas Natural	13,140	219,633
Gestevision Telecinco	5,695	65,246
Grifols	6,640	73,988
Iberdrola	215,663	1,521,425

Iberdrola Renovables	48,509	169,748
Iberia Lineas Aereas de Espana	23,577 a	80,169
Inditex	11,438	756,245
Indra Sistemas	5,136	83,907
Mapfre	40,701	134,260
Red Electrica	6,028	263,869
Repsol	38,479	907,609
Telefonica	217,267	4,930,810
Zardoya Otis	7,387	115,196
		19,922,108
Sweden--2.9%
Alfa Laval	18,893	292,420
Assa Abloy, Cl. B	16,208	358,023
Atlas Copco, Cl. A	36,321	593,314
Atlas Copco, Cl. B	20,174	300,807
Boliden	13,856	164,534
Electrolux, Ser. B	12,421	276,604
Getinge, Cl. B	10,269	226,977
Hennes & Mauritz, Cl. B	53,943	1,696,689
Holmen, Cl. B	3,004	78,738
Husqvarna, Cl. B	20,545	144,928
Investor, Cl. B	24,551	462,172
Kinnevik Investment, Cl. B	11,875	222,726
Modern Times Group, Cl. B	2,552	159,761
Nordea Bank	170,330	1,701,003
Ratos, Cl. B	5,558	158,520
Sandvik	52,869	681,909
Scania, Cl. B	16,508	303,913
Securitas, Cl. B	15,857	160,878
Skandinaviska Enskilda Banken, Cl. A	73,450	504,821
Skanska, Cl. B	20,691	349,441
SKF, Cl. B	20,274	386,706
SSAB, Cl. A	9,760	141,073
SSAB, Cl. B	5,288	67,913
Svenska Cellulosa, Cl. B	30,783	443,665
Svenska Handelsbanken, Cl. A	25,654	735,227
Swedbank, Cl. A	36,621 a	418,142
Swedish Match	12,762	300,968
Tele2, Cl. B	16,050	284,159
Telefonaktiebolaget LM Ericsson, Cl. B	158,905	1,751,752
TeliaSonera	117,876	851,900
Volvo, Cl. B	58,958 a	733,535
		14,953,218
Switzerland--7.6%
ABB	116,538 a	2,341,342
Actelion	5,566 a	224,130
Adecco	6,790	344,611
Aryzta	4,712	191,858
Baloise Holding	2,556	203,869
Cie Financiere Richemont, Cl. A	27,461	1,066,944
Credit Suisse Group	59,449	2,695,590
GAM Holding	11,520 a	132,680
Geberit	2,016	328,148
Givaudan	410	376,201
Holcim	12,892	857,618
Julius Baer Group	10,717	373,366
Kuehne & Nagel International	2,891	308,650
Lindt & Spruengli	6	146,265
Lindt & Spruengli-PC	47	105,298
Logitech International	9,187 a	143,743
Lonza Group	2,538	196,248
Nestle	183,558	9,035,352
Nobel Biocare Holding	6,201	103,958
Novartis	111,644	5,394,126
Pargesa Holding	1,539	105,321
Roche Holding	37,174	4,814,411
Schindler Holding	2,701	241,122
Schindler Holding-PC	1,057	92,440
SGS	294	411,108

Sika	104	194,929
Sonova Holding	2,369	286,205
Straumann Holding	380	82,919
Swatch Group	2,547	142,535
Swatch Group-BR	1,609	496,118
Swiss Life Holding	1,524 a	159,501
Swiss Reinsurance	18,493	848,071
Swisscom	1,214	452,530
Syngenta	4,982	1,095,207
Synthes	3,082	352,902
UBS	192,298 a	3,271,593
Zurich Financial Services	7,780	1,808,455
		39,425,364
United Kingdom--21.3%
3i Group	49,824	221,681
Admiral Group	10,809	245,117
Aggreko	13,180	316,223
AMEC	17,013	232,602
Anglo American	69,570 a	2,750,528
Antofagasta	20,373	315,232
ARM Holdings	66,452	341,559
Associated British Foods	19,775	318,057
AstraZeneca	76,790	3,894,038
Autonomy	11,216 a	288,950
Aviva	145,220	812,830
Babcock International Group	13,900	120,599
BAE Systems	185,514	907,625
Balfour Beatty	39,910	155,695
Barclays	604,445	3,150,350
BG Group	178,405	2,854,066
BHP Billiton	116,674	3,565,836
BP	993,306	6,315,014
British Airways	29,271 a	100,667
British American Tobacco	105,567	3,627,300
British Land	47,174	341,174
British Sky Broadcasting Group	61,619	686,125
BT Group	407,283	907,015
Bunzl	16,760	181,110
Burberry Group	23,186	305,562
Cable & Wireless Worldwide	140,485	146,859
Cairn Energy	76,360 a	558,233
Capita Group	33,556	377,849
Carnival	9,179	330,630
Centrica	270,322	1,286,562
Cobham	58,884	219,018
Compass Group	98,184	814,958
Diageo	132,257	2,292,899
Eurasian Natural Resources	13,200	187,396
Experian	55,470	545,118
Firstgroup	25,087	144,543
Fresnillo	9,006	145,415
G4S	72,991	295,608
GlaxoSmithKline	274,652	4,778,763
Hammerson	39,651	241,186
Home Retail Group	44,656	167,146
HSBC Holdings	922,320	9,331,100
ICAP	31,269	196,371
Imperial Tobacco Group	53,706	1,517,323
Inmarsat	23,343	269,428
Intercontinental Hotels Group	13,743	237,397
International Power	79,135	443,680
Invensys	41,117	171,930
Investec	22,001	170,556
ITV	187,172 a	151,548
J Sainsbury	64,644	347,856
Johnson Matthey	11,081	293,455
Kazakhmys	10,953	208,586
Kingfisher	127,368	429,460
Land Securities Group	39,463	378,543

Legal & General Group	304,912	427,621
Liberty International	24,270	130,181
Lloyds Banking Group	2,119,036 a	2,298,474
London Stock Exchange Group	7,101	71,952
Lonmin	7,908 a	194,440
Man Group	88,798	302,191
Marks & Spencer Group	82,497	444,959
National Grid	182,676	1,457,620
Next	10,124	340,886
Old Mutual	283,488	536,315
Pearson	42,503	658,649
Petrofac	14,337	280,664
Prudential	133,344	1,157,960
Randgold Resources	4,859	436,034
Reckitt Benckiser Group	32,299	1,580,730
Reed Elsevier	65,525	566,454
Resolution	4,014	14,980
Resolution-NPR	68,239 a	92,976
Rexam	46,669	225,843
Rio Tinto	76,600	3,964,179
Rolls-Royce Group	97,457 a	885,237
Royal Bank of Scotland Group	916,296 a	716,930
Royal Dutch Shell, Cl. A	187,594	5,154,553
Royal Dutch Shell, Cl. B	142,561	3,749,725
RSA Insurance Group	183,775	367,245
SABMiller	50,021	1,515,052
Sage Group	67,743	253,454
Schroders	5,805	117,095
Scottish & Southern Energy	48,487	841,364
Segro	42,037	184,335
Serco Group	25,274	219,084
Severn Trent	12,168	249,637
Shire	29,445	670,955
Smith & Nephew	46,312	402,174
Smiths Group	20,949	366,139
Standard Chartered	107,026	3,087,433
Standard Life	120,093	380,292
Tesco	421,935	2,581,381
Thomas Cook Group	43,248	123,134
Tomkins	44,913	227,896
Tui Travel	29,455	97,010
Tullow Oil	46,473	895,937
Unilever	67,752	1,921,584
United Utilities Group	37,832	346,604
Vedanta Resources	6,494	248,255
Vodafone Group	2,784,291	6,486,199
Whitbread	8,998	198,412
WM Morrison Supermarkets	114,477	475,098
Wolseley	14,763 a	332,470
WPP	65,758	697,713
Xstrata	108,528	1,725,999
		110,335,875
Total Common Stocks
(cost $521,642,265)		511,708,725

Preferred Stocks--.4%
Germany
Bayerische Motoren Werke	3,061	111,979
Fresenius	4,316	306,502
Henkel & Co.	9,621	477,365
Porsche Automobil Holding	4,481	226,624
RWE	1,967	127,746
Volkswagen	8,938	946,805
Total Preferred Stocks
(cost $1,881,861)		2,197,021

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;

0.11%, 9/9/10
(cost $309,962)	310,000 [c]	309,962

Other Investment--.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,200,000)	2,200,000 [d]	2,200,000

Total Investments (cost $526,034,088)	99.5%	516,415,708
Cash and Receivables (Net)	.5%	2,810,409
Net Assets	100.0%	519,226,117

BR - Bearer Certificate
CDI - Chess Depository Interest
NPR - Nill Paid Rights
PC - Participation Certificate
PPS - Price Protected Shares
REIT - Real estate investment trust
RSP - Risparmio (Savings) Shares
SDR- Swedish Depository Receipts
STRIP - Separate Trading of Registered Interest and Principal of Securities
a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At July 31, 2010, the value of this security amounted to $6,691 or .001% of net assets.
c	Held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $526,034,088. Net unrealized depreciation on investments was $9,618,380 of which $57,890,398 related to appreciated investment securities and $67,508,778 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Banking	14.3
Materials	10.3
Capital Goods	8.4
Energy	7.3
Food, Beverage & Tobacco	6.6
Pharmaceuticals & Biotechnology	6.1
Telecommunications	5.6
Utilities	5.3
Diversified Financials	4.3
Automobiles & Components	3.9
Insurance	3.9
Real Estate	3.1
Technology Hardware & Equipment	3.0
Short-Term/Money Market Investments	.5
Other	16.9
99.5
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2010 ($)
Financial Futures Long
DJ Euro Stoxx 50	43	1,537,755	September 2010	5,247
FTSE 100	15	1,232,127	September 2010	16,011
SPI 200 Index	5	505,015	September 2010	(5,972)
TOPIX	11	1,075,121	September 2010	(40,497)

Gross Unrealized Appreciation				21,258
Gross Unrealized Depreciation				(46,469)

At July 31, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:
Australian Dollar, Expiring 9/15/2010	83,584	71,189	75,179	3,990
Australian Dollar, Expiring 9/15/2010	114,000	99,728	102,538	2,810
Australian Dollar, Expiring 9/15/2010	180,472	160,340	162,325	1,985
British Pound, Expiring 9/15/2010	90,832	136,751	142,497	5,746
British Pound, Expiring 9/15/2010	51,300	78,201	80,479	2,278
British Pound, Expiring 9/15/2010	409,751	625,120	642,816	17,696
British Pound, Expiring 9/15/2010	53,100	82,522	83,303	781
Euro, Expiring 9/15/2010	64,320	83,374	83,815	441
Euro, Expiring 9/15/2010	839,784	1,083,674	1,094,312	10,638
Euro, Expiring 9/15/2010	54,800	71,201	71,409	208
Japanese Yen, Expiring 9/15/2010	15,584,844	170,987	180,465	9,478
Japanese Yen, Expiring 9/15/2010	8,605,000	97,128	99,642	2,514
Japanese Yen, Expiring 9/15/2010	57,120,503	656,950	661,429	4,479
				63,044

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Unadjusted Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	513,899,055	6,691	-	513,905,746
Mutual Funds	2,200,000	-	-	2,200,000
U.S. Treasury	-	309,962	-	309,962
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	63,044	-	63,044
Futures++	21,258	-	-	21,258
Liabilities ($)
Other Financial Instruments:
Futures++	(46,469)	-	-	(46,469)

+ See Statement of Investments for country and industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
July 31, 2010 (Unaudited)

Common Stocks--97.5%	Shares	Value ($)
Consumer Discretionary--9.9%
Abercrombie & Fitch, Cl. A	19,114	706,071
Amazon.com	73,621 a	8,679,180
Apollo Group, Cl. A	26,621 a	1,228,027
AutoNation	20,217 a,b	493,901
AutoZone	6,502 a	1,375,628
Bed Bath & Beyond	56,230 a	2,129,992
Best Buy	74,064	2,567,058
Big Lots	18,170 a	623,413
Carmax	38,166 a	805,303
Carnival	94,705	3,284,369
CBS, Cl. B	147,128	2,174,552
Coach	66,000 b	2,440,020
Comcast, Cl. A	611,562	11,907,112
D.R. Horton	60,999	672,209
Darden Restaurants	30,190	1,264,659
DeVry	13,444	723,287
DIRECTV, Cl. A	196,486 a	7,301,420
Discovery Communications, Cl. A	61,030 a	2,356,368
Eastman Kodak	58,563 a,b	232,495
Expedia	46,496	1,054,529
Family Dollar Stores	30,047 b	1,242,443
Ford Motor	734,600 a,b	9,380,842
Fortune Brands	32,379	1,420,791
GameStop, Cl. A	35,945 a,b	720,697
Gannett	51,104 b	673,551
Gap	97,170	1,759,749
Genuine Parts	35,440	1,517,895
Goodyear Tire & Rubber	53,528 a	571,144
H & R Block	72,352	1,134,479
Harley-Davidson	51,593 b	1,404,877
Harman International Industries	13,258 a	403,176
Hasbro	27,008	1,138,387
Home Depot	362,805	10,343,571
International Game Technology	66,949	1,020,303
Interpublic Group of Cos.	104,729 a	957,223
J.C. Penney	50,482	1,243,372
Johnson Controls	144,515	4,163,477
Kohl's	65,916 a	3,143,534
Leggett & Platt	32,113 b	669,235
Lennar, Cl. A	30,483	450,234
Limited Brands	57,931	1,485,351
Lowe's	308,899	6,406,565
Macy's	90,782	1,693,084
Marriott International, Cl. A	54,842 b	1,859,692
Mattel	77,776	1,645,740
McDonald's	231,831	16,165,576
McGraw-Hill	69,720	2,139,707
Meredith	8,406 b	266,891
New York Times, Cl. A	26,261 a	229,521
Newell Rubbermaid	61,725	956,738
News, Cl. A	490,100	6,395,805
NIKE, Cl. B	84,147	6,196,585
Nordstrom	34,145	1,160,930
O'Reilly Automotive	29,469 a	1,452,232
Office Depot	60,841 a	262,833
Omnicom Group	67,812	2,526,675
Polo Ralph Lauren	12,300	971,823
Priceline.com	10,215 a	2,292,246
Pulte Group	74,678 a	655,673
RadioShack	29,378	632,802
Ross Stores	25,521 b	1,343,936
Scripps Networks Interactive, Cl.

A	19,968	851,236
Sears Holdings	10,575 a,b	750,825
Stanley Black & Decker	33,824	1,962,468
Staples	157,323	3,198,377
Starbucks	160,638	3,991,854
Starwood Hotels & Resorts
Worldwide	40,184 c	1,946,915
Target	159,107	8,165,371
Tiffany & Co.	26,977 b	1,134,922
Time Warner	248,047	7,803,559
Time Warner Cable	76,825	4,392,085
TJX	88,183	3,661,358
Urban Outfitters	27,600 a	887,616
VF	18,772	1,489,183
Viacom, Cl. B	131,200	4,334,848
Walt Disney	422,249	14,225,569
Washington Post, Cl. B	1,293	543,694
Whirlpool	16,260	1,354,458
Wyndham Worldwide	39,403	1,005,959
Wynn Resorts	14,623	1,282,145
Yum! Brands	101,570	4,194,841
		219,296,261
Consumer Staples--11.1%
Altria Group	447,387	9,914,096
Archer-Daniels-Midland	139,571	3,818,663
Avon Products	92,238	2,871,369
Brown-Forman, Cl. B	23,497	1,485,245
Campbell Soup	41,223 b	1,479,906
Clorox	29,818	1,934,592
Coca-Cola	496,703	27,373,302
Coca-Cola Enterprises	68,257	1,958,976
Colgate-Palmolive	106,420	8,405,052
ConAgra Foods	95,780	2,248,914
Constellation Brands, Cl. A	43,142 a	736,003
Costco Wholesale	94,276	5,346,392
CVS Caremark	293,985	9,022,400
Dean Foods	38,257 a	438,425
Dr. Pepper Snapple Group	53,170	1,996,534
Estee Lauder, Cl. A	25,301	1,574,987
General Mills	142,149	4,861,496
H.J. Heinz	67,612	3,007,382
Hershey	36,228	1,702,716
Hormel Foods	15,277	655,689
J.M. Smucker	25,604	1,572,854
Kellogg	54,165	2,710,958
Kimberly-Clark	90,095	5,776,891
Kraft Foods, Cl. A	376,093	10,985,677
Kroger	142,116	3,010,017
Lorillard	33,428	2,548,551
McCormick & Co.	28,440 b	1,118,545
Mead Johnson Nutrition	43,902	2,332,952
Molson Coors Brewing, Cl. B	32,799	1,476,283
PepsiCo	348,208	22,602,181
Philip Morris International	399,926	20,412,223
Procter & Gamble	621,696	38,022,927
Reynolds American	37,263	2,154,547
Safeway	83,969 b	1,724,723
Sara Lee	143,323	2,119,747
SUPERVALU	47,157	531,931
SYSCO	127,886	3,960,629
Tyson Foods, Cl. A	64,322	1,126,278
Wal-Mart Stores	448,875	22,977,911
Walgreen	212,366	6,063,049
Whole Foods Market	36,394 a	1,381,880
		245,442,893
Energy--10.6%
Anadarko Petroleum	106,926	5,256,482
Apache	77,706	7,427,139
Baker Hughes	92,891	4,483,849

Cabot Oil & Gas	23,258	708,671
Cameron International	52,434 a	2,075,862
Chesapeake Energy	140,165	2,947,670
Chevron	433,140	33,009,599
ConocoPhillips	320,345	17,689,451
Consol Energy	47,310	1,773,179
Denbury Resources	85,215 a	1,349,806
Devon Energy	95,885	5,991,854
Diamond Offshore Drilling	15,147 b	901,095
El Paso	151,496	1,866,431
EOG Resources	54,591	5,322,623
Exxon Mobil	1,103,236	65,841,124
FMC Technologies	26,430 a	1,672,490
Halliburton	194,745	5,818,981
Helmerich & Payne	22,748	921,976
Hess	62,967	3,374,402
Marathon Oil	153,013	5,118,285
Massey Energy	21,994	672,577
Murphy Oil	41,206	2,256,029
Nabors Industries	60,361 a	1,111,246
National Oilwell Varco	90,443	3,541,748
Noble Energy	37,295	2,501,003
Occidental Petroleum	175,252	13,657,388
Peabody Energy	58,128	2,624,479
Pioneer Natural Resources	25,901	1,500,186
QEP Resources	38,467 a	1,324,034
Range Resources	33,330	1,237,210
Rowan	24,712 a	624,225
Schlumberger	257,835	15,382,436
Smith International	53,020	2,199,270
Southwestern Energy	74,209 a	2,704,918
Spectra Energy	140,621	2,923,511
Sunoco	26,211	934,946
Tesoro	30,596 b	394,994
Valero Energy	121,364	2,061,974
Williams	124,566	2,417,826
		233,620,969
Financial--16.0%
ACE	72,500	3,848,300
Aflac	101,627	4,999,032
Allstate	117,588	3,320,685
American Express	259,046	11,563,813
American International Group	29,094 a,b	1,119,246
Ameriprise Financial	55,651	2,359,046
AON	58,808 b	2,215,297
Apartment Investment & Management,
Cl. A	24,994 b,c	536,621
Assurant	25,649	956,451
AvalonBay Communities	17,868 b,c	1,877,748
Bank of America	2,164,810	30,393,932
Bank of New York Mellon	259,964	6,517,297
BB & T	148,093 b	3,677,149
Berkshire Hathaway, Cl. B	357,174 a	27,902,433
Boston Properties	29,707 c	2,433,003
Capital One Financial	97,739	4,137,292
CB Richard Ellis Group, Cl. A	57,694 a	980,798
Charles Schwab	210,122	3,107,704
Chubb	70,943	3,733,730
Cincinnati Financial	35,368 b	974,388
Citigroup	4,870,124 a	19,967,508
CME Group	14,371	4,006,635
Comerica	37,265	1,429,485
Discover Financial Services	113,241	1,729,190
E*TRADE Financial	42,208 a	617,503
Equity Residential	60,928 c	2,793,549
Federated Investors, Cl. B	19,204 b	407,509
Fifth Third Bancorp	169,481	2,154,104
First Horizon National	47,854 a,b	548,885
Franklin Resources	32,215	3,240,185

Genworth Financial, Cl. A	104,835 a	1,423,659
Goldman Sachs Group	111,198	16,770,882
Hartford Financial Services Group	95,614	2,238,324
HCP	62,626 b,c	2,221,344
Health Care REIT	26,504 b,c	1,200,896
Host Hotels & Resorts	140,248 b,c	2,011,156
Hudson City Bancorp	104,572	1,298,784
Huntington Bancshares	152,222	922,465
IntercontinentalExchange	15,732 a	1,661,614
Invesco	100,216	1,958,220
Janus Capital Group	35,442 b	371,432
JPMorgan Chase & Co.	858,428	34,577,480
KeyCorp	182,111	1,540,659
Kimco Realty	86,903 b,c	1,309,628
Legg Mason	34,399 b	993,787
Leucadia National	37,928 a,b	837,830
Lincoln National	63,994	1,666,404
Loews	76,551	2,843,870
M & T Bank	17,825	1,556,836
Marsh & McLennan	116,494	2,739,939
Marshall & Ilsley	111,144	781,342
MetLife	176,823	7,437,175
Moody's	42,604 b	1,003,324
Morgan Stanley	300,776	8,117,944
Nasdaq OMX Group	29,262 a	569,731
Northern Trust	52,337	2,459,316
NYSE Euronext	57,658	1,670,352
People's United Financial	80,578	1,115,200
Plum Creek Timber	35,241 b,c	1,264,447
PNC Financial Services Group	113,399	6,734,767
Principal Financial Group	67,566	1,730,365
Progressive	144,859	2,845,031
ProLogis	101,530 c	1,102,616
Prudential Financial	99,447	5,697,319
Public Storage	28,916 c	2,837,238
Regions Financial	253,658	1,859,313
Simon Property Group	62,350 c	5,562,867
SLM	103,747 a	1,244,964
State Street	107,543	4,185,574
SunTrust Banks	106,745	2,770,033
T. Rowe Price Group	56,069	2,704,208
Torchmark	17,878 b	948,785
Travelers	107,101	5,403,245
U.S. Bancorp	413,230	9,876,197
Unum Group	72,208	1,647,787
Ventas	33,979 b,c	1,723,415
Vornado Realty Trust	33,879 c	2,804,504
Wells Fargo & Co.	1,123,853	31,164,444
XL Group	74,245	1,316,364
Zions Bancorporation	31,830	706,308
		352,977,902
Health Care--11.1%
Abbott Laboratories	333,935	16,389,530
Aetna	93,834	2,613,277
Allergan	66,627	4,068,245
AmerisourceBergen	62,408	1,870,368
Amgen	206,955 a	11,285,256
Baxter International	130,252	5,701,130
Becton Dickinson & Co.	51,291	3,528,821
Biogen Idec	58,453 a	3,266,354
Boston Scientific	325,013 a	1,820,073
Bristol-Myers Squibb	369,443	9,206,520
C.R. Bard	20,897	1,641,041
Cardinal Health	77,788	2,510,219
CareFusion	38,984 a	821,393
Celgene	99,910 a	5,510,037
Cephalon	16,011 a,b	908,624
Cerner	14,639 a,b	1,133,791
CIGNA	60,274	1,854,028

Coventry Health Care	32,437 a	643,226
DaVita	22,546 a	1,292,337
Dentsply International	32,252 b	968,205
Eli Lilly & Co.	218,348 b	7,773,189
Express Scripts	117,528 a	5,309,915
Forest Laboratories	65,950 a	1,830,113
Genzyme	57,361 a	3,990,031
Gilead Sciences	192,160 a	6,402,771
Hospira	35,254 a	1,836,733
Humana	37,106 a	1,744,724
Intuitive Surgical	8,402 a	2,758,965
Johnson & Johnson	595,063	34,567,210
King Pharmaceuticals	54,829 a	480,302
Laboratory Corp. of America
Holdings	22,999 a,b	1,678,467
Life Technologies	39,309 a	1,689,894
McKesson	58,141	3,652,418
Medco Health Solutions	98,665 a	4,735,920
Medtronic	239,023	8,836,680
Merck & Co.	672,779	23,183,964
Mylan	67,791 a,b	1,179,563
Patterson	20,481	546,433
PerkinElmer	26,211	510,066
Pfizer	1,742,260	26,133,900
Quest Diagnostics	32,760	1,539,392
St. Jude Medical	70,207 a	2,581,511
Stryker	59,565	2,773,942
Tenet Healthcare	93,059 a	428,071
Thermo Fisher Scientific	89,074 a	3,995,860
UnitedHealth Group	245,580	7,477,911
Varian Medical Systems	26,970 a,b	1,488,744
Waters	20,502 a	1,315,408
Watson Pharmaceuticals	23,019 a	932,270
WellPoint	92,370 a	4,685,006
Zimmer Holdings	43,879 a	2,325,148
		245,416,996
Industrial--10.4%
3M	153,815	13,157,335
Avery Dennison	23,578	845,271
Boeing	162,720	11,087,741
C.H. Robinson Worldwide	36,273 b	2,365,000
Caterpillar	135,399 b	9,444,080
Cintas	29,128	770,727
CSX	84,821	4,471,763
Cummins	43,833	3,489,545
Danaher	113,335	4,353,197
Deere & Co.	91,340	6,090,551
Dover	41,163	1,974,589
Dun & Bradstreet	11,766	804,324
Eaton	35,937	2,819,617
Emerson Electric	162,418	8,046,188
Equifax	27,615	865,454
Expeditors International of
Washington	46,035	1,962,932
Fastenal	27,804 b	1,364,620
FedEx	67,479	5,570,391
Flowserve	12,094	1,199,241
Fluor	39,654	1,914,892
General Dynamics	83,362	5,105,923
General Electric	2,303,659	37,134,983
Goodrich	26,816	1,954,082
Honeywell International	165,191	7,080,086
Illinois Tool Works	83,998	3,653,913
Iron Mountain	39,148	926,633
ITT	39,289	1,851,298
Jacobs Engineering Group	27,029 a	988,451
L-3 Communications Holdings	25,142	1,836,372
Lockheed Martin	68,009	5,110,876
Masco	78,735	809,396

Norfolk Southern	79,492	4,473,015
Northrop Grumman	65,358	3,832,593
Paccar	78,682	3,605,209
Pall	26,145	999,785
Parker Hannifin	35,164	2,184,388
Pitney Bowes	45,470 b	1,109,923
Precision Castparts	30,108	3,678,897
Quanta Services	45,348 a,b	974,075
R.R. Donnelley & Sons	45,916	774,603
Raytheon	82,922	3,836,801
Republic Services	69,638	2,218,667
Robert Half International	33,588 b	845,746
Rockwell Automation	31,853	1,724,840
Rockwell Collins	34,955	1,998,028
Roper Industries	19,610	1,225,625
Ryder System	12,286	536,530
Snap-On	12,834	573,295
Southwest Airlines	160,833	1,938,038
Stericycle	18,575 a,b	1,170,225
Textron	58,437 b	1,213,152
Union Pacific	108,972	8,136,939
United Parcel Service, Cl. B	214,432	13,938,080
United Technologies	201,414	14,320,535
W.W. Grainger	13,678	1,532,073
Waste Management	104,341 b	3,542,377
		229,432,910
Information Technology--18.3%
Adobe Systems	113,134 a	3,249,208
Advanced Micro Devices	122,231 a,b	915,510
Agilent Technologies	74,614 a	2,083,969
Akamai Technologies	37,152 a	1,425,151
Altera	65,840	1,825,085
Amphenol, Cl. A	38,267	1,714,362
Analog Devices	63,506	1,886,763
Apple	196,305 a	50,499,461
Applied Materials	291,024	3,434,083
Autodesk	48,462 a	1,431,567
Automatic Data Processing	108,998	4,498,347
BMC Software	39,269 a	1,397,191
Broadcom, Cl. A	93,355	3,363,581
CA	86,909	1,699,940
Cisco Systems	1,233,810 a	28,463,997
Citrix Systems	39,166 a	2,154,913
Cognizant Technology Solutions,
Cl. A	64,077 a	3,496,041
Computer Sciences	32,595	1,477,531
Compuware	55,407 a	453,229
Corning	336,167	6,091,346
Dell	371,977 a	4,924,975
eBay	245,171 a	5,126,526
Electronic Arts	69,819 a	1,112,217
EMC	443,348 a	8,773,857
Fidelity National Information
Services	71,301 b	2,044,200
First Solar	10,523 a,b	1,320,110
Fiserv	33,352 a	1,670,935
FLIR Systems	32,947 a	980,503
Google, Cl. A	52,224 a	25,320,806
Harris	29,010	1,291,815
Hewlett-Packard	503,955	23,202,088
Intel	1,200,300	24,726,180
International Business Machines	276,891	35,552,804
Intuit	69,555 a	2,764,811
Jabil Circuit	41,397	600,670
JDS Uniphase	45,176 a	490,160
Juniper Networks	115,223 a,b	3,200,895
KLA-Tencor	37,852	1,198,773
Lexmark International, Cl. A	17,107 a,b	628,682
Linear Technology	47,774 b	1,523,035

LSI	139,386 a	561,726
MasterCard, Cl. A	20,668	4,341,107
McAfee	33,158 a	1,097,530
MEMC Electronic Materials	49,406 a	472,321
Microchip Technology	40,191 b	1,223,816
Micron Technology	183,771 a,b	1,337,853
Microsoft	1,644,834	42,453,166
Molex	31,493 b	620,727
Monster Worldwide	27,993 a	384,064
Motorola	500,935 a	3,752,003
National Semiconductor	49,173	678,587
NetApp	74,035 a	3,131,681
Novell	78,672 a	475,179
Novellus Systems	22,868 a	610,804
NVIDIA	123,136 a	1,131,620
Oracle	842,870	19,925,447
Paychex	70,381	1,829,202
QLogic	25,038 a	398,605
QUALCOMM	354,328	13,492,810
Red Hat	41,204 a	1,324,709
SAIC	62,491 a	1,039,225
Salesforce.com	24,376 a,b	2,412,005
SanDisk	48,322 a	2,111,671
Symantec	175,394 a	2,274,860
Tellabs	83,295	581,399
Teradata	37,155 a	1,181,529
Teradyne	38,841 a	417,929
Texas Instruments	263,949	6,516,901
Total System Services	44,345	661,184
VeriSign	41,721 a,b	1,174,446
Visa, Cl. A	97,582 b	7,157,640
Western Digital	48,444 a	1,278,437
Western Union	145,278	2,357,862
Xerox	296,632	2,889,196
Xilinx	60,843	1,698,737
Yahoo!	257,699 a	3,576,862
		404,588,157
Materials--3.5%
Air Products & Chemicals	45,892	3,330,841
Airgas	17,788	1,161,378
AK Steel Holding	25,116	351,373
Alcoa	219,116	2,447,526
Allegheny Technologies	20,961 b	997,953
Ball	20,821	1,212,615
Bemis	21,989	658,790
CF Industries Holdings	14,930	1,212,167
Cliffs Natural Resources	29,003	1,640,700
Dow Chemical	246,890	6,747,504
E.I. du Pont de Nemours & Co.	195,786	7,962,617
Eastman Chemical	15,823	991,153
Ecolab	51,138	2,501,160
FMC	14,921	932,413
Freeport-McMoRan Copper & Gold	101,245	7,243,067
International Flavors & Fragrances	16,995	771,233
International Paper	92,412	2,236,370
MeadWestvaco	36,702	879,380
Monsanto	117,729	6,809,445
Newmont Mining	106,964	5,979,288
Nucor	68,465 b	2,679,720
Owens-Illinois	36,282 a	1,003,197
Pactiv	29,011 a	882,515
PPG Industries	35,445	2,462,364
Praxair	66,279	5,754,343
Sealed Air	33,902	733,300
Sherwin-Williams	20,637	1,427,049
Sigma-Aldrich	26,335	1,477,394
Titanium Metals	17,674 a,b	391,302
United States Steel	30,945 b	1,371,792
Vulcan Materials	26,353	1,192,210

Weyerhaeuser	126,233	2,047,497
		77,489,656
Telecommunication Services--3.0%
American Tower, Cl. A	86,963 a	4,021,169
AT & T	1,274,017	33,048,001
CenturyLink	65,127	2,319,824
Frontier Communications	215,345	1,645,236
Metropcs Communications	55,053 a	492,724
Qwest Communications International	323,467	1,830,823
Sprint Nextel	641,918 a	2,933,565
Verizon Communications	610,976	17,754,963
Windstream	103,816	1,183,502
		65,229,807
Utilities--3.6%
AES	144,337 a	1,488,114
Allegheny Energy	37,201	848,183
Ameren	49,409	1,253,506
American Electric Power	101,639	3,656,971
CenterPoint Energy	89,435	1,272,660
CMS Energy	50,082	797,305
Consolidated Edison	60,754 b	2,801,974
Constellation Energy Group	43,506	1,374,790
Dominion Resources	127,288	5,344,823
DTE Energy	35,148	1,622,432
Duke Energy	279,603	4,781,211
Edison International	70,567	2,339,296
Entergy	40,880	3,168,609
EQT	30,910	1,133,779
Exelon	143,480	6,001,768
FirstEnergy	66,093	2,491,706
Integrys Energy	16,997 b	804,808
NextEra Energy	88,460	4,626,458
Nicor	10,073 b	441,097
NiSource	61,108	1,008,282
Northeast Utilities	37,584	1,046,339
NRG Energy	55,262 a	1,253,342
ONEOK	22,471	1,045,576
Pepco Holdings	47,027	795,227
PG & E	79,871	3,546,272
Pinnacle West Capital	22,292	849,102
PPL	96,587	2,635,859
Progress Energy	60,124	2,531,822
Public Service Enterprise Group	110,265	3,627,719
SCANA	23,993	919,172
Sempra Energy	53,341	2,653,715
Southern	176,433	6,233,378
TECO Energy	47,001 b	767,996
Wisconsin Energy	25,395	1,378,441
Xcel Energy	97,496	2,143,937
		78,685,669
Total Common Stocks
(cost $1,662,280,501)		2,152,181,220

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.11%, 9/9/10
(cost $1,459,822)	1,460,000 [d]	1,459,788

Other Investment--.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,188,000)	7,188,000 [e]	7,188,000

Investment of Cash Collateral for
Securities Loaned--2.5%
Registered Investment Company;
Dreyfus Institutional Cash

Advantage Plus Fund
(cost $56,472,921)	56,472,921 [e]	56,472,921

Total Investments (cost $1,727,401,244)	100.4%	2,217,301,929
Liabilities, Less Cash and Receivables	(.4%)	(9,685,440)
Net Assets	100.0%	2,207,616,489

a	Non-income producing security.
b	Security, or portion thereof, on loan. At July 31, 2010, the total market value of the fund's securities on loan is
$62,346,171 and the total market value of the collateral held by the fund is $63,996,052, consisting of cash collateral of
$56,472,921 and U.S. Government and Agency securities valued at $7,523,131.
c	Investment in real estate investment trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,727,401,244.

Net unrealized appreciation on investments was $489,900,685 of which $761,043,660 related to appreciated investment securities and $271,142,975 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
July 31, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2010 ($)
Financial Futures Long
Standard & Poor's 500 E-mini	1,053	57,825,495	September 2010	471,297

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	2,152,181,220	-	-	2,152,181,220
Mutual Funds	63,660,921	-	-	63,660,921
U.S. Treasury	-	1,459,788	-	1,459,788
Other Financial Instruments:
Futures++	471,297	-	-	471,297

+ See Statement of Investments for industry classification.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
July 31, 2010 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Consumer Discretionary--15.6%
American Public Education	40,479 a	1,807,792
Arbitron	60,061	1,735,763
Arctic Cat	27,687 a,b	275,486
Audiovox, Cl. A	48,992 a	364,990
Big 5 Sporting Goods	46,114	633,606
Biglari Holdings	2,550 a	740,775
BJ's Restaurants	41,713 a,b	1,063,681
Blue Nile	28,687 a,b	1,460,168
Blyth	15,978 b	631,930
Brown Shoe	101,856	1,489,135
Brunswick	197,031	3,333,765
Buckle	50,177 b	1,382,376
Buffalo Wild Wings	45,197 a,b	1,927,200
Cabela's	81,284 a,b	1,267,218
California Pizza Kitchen	58,401 a	1,047,714
Callaway Golf	113,504 b	766,152
Capella Education	30,332 a,b	2,818,449
Carter's	139,803 a	3,388,825
Cato, Cl. A	78,356	1,824,128
CEC Entertainment	57,248 a	1,988,223
Children's Place Retail Stores	65,743 a	2,751,345
Christopher & Banks	74,074	547,407
Coinstar	78,886 a,b	3,589,313
Cracker Barrel Old Country Store	53,950	2,642,471
CROCS	196,457 a,b	2,520,543
Deckers Outdoor	94,155 a	4,791,548
DineEquity	30,237 a,b	1,102,441
Drew Industries	39,996 a	845,115
E.W. Scripps, Cl. A	54,431 a,b	427,828
Ethan Allen Interiors	53,701 b	823,773
Finish Line, Cl. A	143,141	2,048,348
Fred's, Cl. A	90,344 b	979,329
Genesco	57,258 a	1,562,571
Group 1 Automotive	55,563 a,b	1,540,206
Gymboree	73,642 a	3,188,699
Haverty Furniture	50,453 b	611,490
Helen of Troy	78,055 a	1,870,198
Hibbett Sports	63,405 a,b	1,678,330
Hillenbrand	138,192	3,052,661
Hot Topic	100,703 b	532,719
HSN	96,739 a,b	2,844,127
Iconix Brand Group	151,084 a	2,486,843
Interval Leisure Group	81,559 a	1,134,486
Jack in the Box	134,514 a,b	2,775,024
JAKKS Pacific	76,843 a,b	1,212,583
Jo-Ann Stores	70,575 a,b	2,956,387
JOS. A. Bank Clothiers	42,007 a	2,464,971
K-Swiss, Cl. A	38,118 a,b	455,510
Kid Brands	39,407 a	327,866
La-Z-Boy	132,401 a	1,133,353
Landry's Restaurants	11,895 a,b	291,309
Lithia Motors, Cl. A	41,465 b	364,892

Live Nation	307,361 a	2,836,942
Liz Claiborne	221,612 a,b	1,050,441
Lumber Liquidators Holdings	30,494 a,b	756,861
M/I Homes	57,928 a	611,140
Maidenform Brands	49,658 a	1,233,008
Marcus	43,059	525,320
MarineMax	49,112 a	373,251
Men's Wearhouse	104,975 b	2,042,814
Meritage Homes	76,574 a	1,346,171
Midas	23,051 a,b	202,849
Monarch Casino & Resort	17,578 a	187,206
Monro Muffler Brake	46,517 b	1,909,058
Movado Group	24,562 a	279,024
Multimedia Games	75,258 a	316,084
National Presto Industries	9,446	963,398
Nautilus	49,889 a	98,780
NutriSystem	63,567	1,243,371
O'Charleys	49,617 a	345,830
OfficeMax	190,760 a	2,725,960
Oxford Industries	40,934	916,922
P.F. Chang's China Bistro	58,093 b	2,405,050
Papa John's International	57,922 a	1,467,164
Peet's Coffee & Tea	22,859 a,b	928,761
PEP Boys-Manny Moe & Jack	121,332	1,164,787
Perry Ellis International	24,744 a	554,018
PetMed Express	55,332 b	882,545
Pinnacle Entertainment	128,019 a	1,389,006
Polaris Industries	76,806	4,585,318
Pool	109,478 b	2,422,748
Pre-Paid Legal Services	16,876 a,b	827,937
Quiksilver	285,763 a	1,277,361
RC2	62,487 a	1,034,160
Red Robin Gourmet Burgers	36,358 a,b	775,880
Ruby Tuesday	143,587 a	1,467,459
Ruth's Hospitality Group	54,094 a,b	218,540
Shuffle Master	131,959 a	1,159,920
Skechers USA, Cl. A	85,456 a	3,169,563
Sonic	121,643 a	1,070,458
Sonic Automotive, Cl. A	93,072 a,b	920,482
Spartan Motors	80,057	343,445
Stage Stores	95,606	1,051,666
Standard Motor Products	53,696	526,221
Standard-Pacific	248,418 a,b	993,672
Stein Mart	59,288 a	457,703
Sturm Ruger & Co.	66,825 b	935,550
Superior Industries International	65,005	935,422
Texas Roadhouse	139,455 a,b	1,879,853
True Religion Apparel	57,678 a,b	1,417,725
Tuesday Morning	87,589 a	381,888
UniFirst	35,899	1,578,120
Universal Electronics	30,673 a	538,618
Universal Technical Institute	60,419 b	1,230,735
Volcom	35,549 a	578,382
Winnebago Industries	52,708 a,b	550,799
Wolverine World Wide	123,315	3,525,576
Zale	33,242 a,b	58,506
Zumiez	40,155 a,b	734,837
		150,905,367
Consumer Staples--3.6%

Alliance One International	239,590 a,b	903,254
Andersons	45,786	1,573,665
Boston Beer, Cl. A	24,733 a,b	1,715,481
Cal-Maine Foods	25,272 b	798,342
Calavo Growers	25,423 b	536,934
Casey's General Stores	126,120	4,824,090
Central Garden & Pet, Cl. A	172,371 a	1,742,671
Darling International	222,955 a	1,819,313
Diamond Foods	45,727 b	2,036,681
Great Atlantic & Pacific Tea	50,000 a,b	173,000
Hain Celestial Group	92,475 a	1,947,523
J & J Snack Foods	32,700	1,363,917
Lance	65,731	1,388,896
Mannatech	14,606	39,728
Medifast	27,508 a,b	831,842
Nash Finch	28,940	1,137,921
Sanderson Farms	47,817 b	2,235,445
Spartan Stores	55,528	797,382
TreeHouse Foods	84,289 a,b	4,019,742
United Natural Foods	99,009 a,b	3,339,574
WD-40	35,334	1,284,744
		34,510,145
Energy--5.1%
Basic Energy Services	53,506 a,b	501,351
Bristow Group	80,428 a	2,688,708
CARBO Ceramics	46,204	3,705,561
Dril-Quip	72,476 a	3,789,045
Gulf Island Fabrication	30,108	540,740
Holly	89,792 b	2,400,140
Hornbeck Offshore Services	33,801 a,b	568,871
ION Geophysical	318,402 a	1,397,785
Lufkin Industries	66,136	2,718,851
Matrix Service	65,606 a	635,722
Oil States International	120,390 a	5,530,717
Penn Virginia	102,511 b	1,947,709
Petroleum Development	44,962 a	1,310,193
PetroQuest Energy	168,186 a,b	1,116,755
Pioneer Drilling	134,587 a	890,966
SEACOR Holdings	48,423 a	4,010,393
Seahawk Drilling	26,370 a,b	261,854
SM Energy	147,160	6,095,367
Stone Energy	119,196 a,b	1,401,745
Superior Well Services	34,785 a,b	645,957
Swift Energy	82,719 a,b	2,144,904
Tetra Technologies	189,684 a	1,976,507
World Fuel Services	130,808 b	3,407,548
		49,687,389
Financial--19.0%
Acadia Realty Trust	93,164 c	1,727,261
American Physicians Capital	21,881 b	896,027
Amerisafe	38,602 a	693,292
Bank Mutual	67,216	395,230
Bank of the Ozarks	26,441 b	990,215
BioMed Realty Trust	248,433 c	4,481,731
Boston Private Financial Holdings	202,399	1,337,857
Brookline Bancorp	171,054	1,655,803
Cash America International	76,530 b	2,563,755
Cedar Shopping Centers	115,519 c	716,218
City Holding	34,277 b	1,009,458

Colonial Properties Trust	153,893 c	2,480,755
Columbia Banking System	87,811	1,605,185
Community Bank System	90,760 b	2,246,310
Delphi Financial Group, Cl. A	118,965	3,087,142
DiamondRock Hospitality	323,285 a	3,000,085
Dime Community Bancshares	52,044	681,776
East West Bancorp	356,814	5,562,730
EastGroup Properties	61,509 c	2,230,931
eHealth	60,358 a,b	669,974
Employers Holdings	90,511	1,406,541
Entertainment Properties Trust	103,470 c	4,318,838
Extra Space Storage	202,010 b,c	3,133,175
EZCORP, Cl. A	113,258 a	2,253,834
First BanCorp/Puerto Rico	89,847 a,b	50,764
First Cash Financial Services	61,094 a	1,465,034
First Commonwealth Financial	141,132 b	748,000
First Financial Bancorp	109,983	1,748,730
First Financial Bankshares	44,721 b	2,192,223
First Midwest Bancorp	169,991	2,138,487
Forestar Group	85,687 a	1,380,418
Franklin Street Properties	129,002 b	1,575,114
Glacier Bancorp	153,660	2,455,487
Hancock Holding	60,148	1,835,115
Hanmi Financial	266,456 a,b	375,703
Healthcare Realty Trust	153,684 b,c	3,606,963
Home Bancshares	48,869	1,174,322
Home Properties	81,045 b,c	4,025,505
Horace Mann Educators	83,494	1,404,369
Independent Bank/MA	47,127	1,122,094
Infinity Property & Casualty	27,991	1,344,688
Inland Real Estate	196,276 c	1,629,091
Interactive Brokers Group, Cl. A	90,201 a,b	1,492,827
Investment Technology Group	101,772 a	1,598,838
Kilroy Realty	115,304 b,c	3,871,908
Kite Realty Group Trust	101,822 c	472,454
LaBranche & Co.	89,321 a,b	338,527
LaSalle Hotel Properties	169,690 c	4,025,047
Lexington Realty Trust	257,416 b,c	1,655,185
LTC Properties	60,023 c	1,479,567
Medical Properties Trust	242,028 c	2,405,758
Mid-America Apartment Communities	71,667	4,047,752
Nara Bancorp	77,016 a	552,205
National Financial Partners	104,205 a	1,118,120
National Penn Bancshares	306,399 b	2,040,617
National Retail Properties	204,136 b,c	4,719,624
Navigators Group	27,164 a	1,158,001
NBT Bankcorp	74,121	1,636,592
Old National Bancorp	210,483 b	2,214,281
optionsXpress Holdings	116,971 a	1,824,748
Parkway Properties	53,313 c	890,860
Pennsylvania Real Estate
Investment Trust	114,505 b,c	1,407,266
Pinnacle Financial Partners	69,705 a,b	703,323
Piper Jaffray	31,871 a	994,056
Portfolio Recovery Associates	34,672 a,b	2,415,945
Post Properties	110,680 c	2,820,126
Presidential Life	45,610	447,434
PrivateBancorp	133,644	1,653,176
ProAssurance	74,601 a	4,439,506

PS Business Parks	47,231 c	2,742,704
Rewards Network	23,191 b	322,123
RLI	40,341 b	2,238,522
S&T Bancorp	49,864 b	1,012,239
Safety Insurance Group	30,866	1,209,947
Selective Insurance Group	120,416	1,873,673
Signature Bank	100,346 a	3,857,300
Simmons First National, Cl. A	35,400	932,790
South Financial Group	337,454 a,b	93,677
Sovran Self Storage	65,051 c	2,393,877
Sterling Bancorp	83,514	815,097
Sterling Bancshares	224,906	1,167,262
Stewart Information Services	52,311 b	522,587
Stifel Financial	78,910 a,b	3,656,689
Susquehanna Bancshares	282,510 b	2,443,712
SWS Group	80,758 b	704,210
Tanger Factory Outlet Centers	99,601 b,c	4,452,165
Tompkins Financial	23,327 b	973,902
Tower Group	106,895	2,303,587
TradeStation Group	75,318 a	481,282
Trustco Bank	224,109 b	1,304,314
UMB Financial	66,885	2,516,214
Umpqua Holdings	289,056	3,621,872
United Bankshares	83,566 b	2,133,440
United Community Banks	258,754 a,b	802,137
United Fire & Casualty	44,689	958,132
Urstadt Biddle Properties, Cl. A	57,708 c	1,028,934
Whitney Holding	204,574	1,661,141
Wilshire Bancorp	47,702 b	359,196
Wintrust Financial	79,650	2,478,708
World Acceptance	44,816 a,b	1,856,727
		184,758,133
Health Care--13.1%
Abaxis	47,950 a	961,397
Air Methods	24,742 a,b	785,558
Align Technology	165,310 a,b	2,868,128
Almost Family	20,005 a,b	525,731
Amedisys	69,173 a,b	1,817,175
American Medical Systems Holdings	187,661 a,b	4,196,100
AMERIGROUP	118,529 a,b	4,238,597
AMN Healthcare Services	85,246 a	513,181
AmSurg	81,641 a	1,495,663
Analogic	26,377	1,199,362
ArQule	82,547 a,b	352,476
Bio-Reference Laboratories	49,050 a	1,028,578
Cambrex	68,855 a	244,435
Cantel Medical	35,195	558,897
Catalyst Health Solutions	83,336 a	2,881,759
Centene	109,790 a	2,339,625
Chemed	50,266	2,660,077
Computer Programs & Systems	15,539 b	698,789
CONMED	49,814 a	957,923
Cooper	115,153	4,474,846
CorVel	18,192 a	723,860
Cross Country Healthcare	71,128 a	631,617
CryoLife	97,266 a	521,346
Cubist Pharmaceuticals	139,445 a	3,009,223
Cyberonics	57,094 a	1,359,979
Dionex	40,051 a,b	3,023,850

Eclipsys	149,892 a	2,954,371
Emergent Biosolutions	56,972 a	1,057,970
Ensign Group	20,145	362,610
Enzo Biochem	68,002 a,b	312,809
eResearch Technology	104,679 a	847,900
Genoptix	32,899 a,b	568,495
Gentiva Health Services	69,663 a	1,437,148
Greatbatch	67,423 a,b	1,522,411
Haemonetics	64,395 a	3,557,824
Hanger Orthopedic Group	78,233 a	1,341,696
HealthSpring	127,930 a	2,405,084
Healthways	71,290 a	1,015,170
Hi-Tech Pharmacal	17,387 a,b	305,663
HMS Holdings	57,632 a	3,245,834
ICU Medical	26,663 a	992,130
Integra LifeSciences Holdings	55,093 a	1,990,510
Invacare	89,093 b	2,123,086
Inventiv Health	75,920 a	1,969,365
IPC The Hospitalist	22,450 a	578,088
Kendle International	44,150 a	543,487
Kensey Nash	36,992 a	869,312
Landauer	16,638 b	1,044,367
LCA-Vision	30,215 a	156,816
LHC Group	33,301 a,b	765,590
Magellan Health Services	85,499 a	3,598,653
Martek Biosciences	73,883 a,b	1,528,639
MedCath	30,716 a	272,144
Meridian Bioscience	96,092 b	1,845,927
Merit Medical Systems	58,194 a	984,642
Micrus Endovascular	28,300 a	658,258
Molina Healthcare	40,345 a	1,202,684
MWI Veterinary Supply	27,486 a	1,447,413
Natus Medical	57,593 a	845,465
Neogen	43,475 a	1,298,164
Odyssey HealthCare	83,354 a,b	2,230,553
Omnicell	74,150 a	913,528
Osteotech	27,000 a	102,330
Palomar Medical Technologies	27,654 a	308,619
Par Pharmaceutical Cos.	93,187 a	2,460,137
PAREXEL International	137,463 a	2,822,115
PharMerica	71,813 a,b	937,878
Phase Forward	102,476 a	1,721,597
PSS World Medical	144,013 a,b	2,710,325
Quality Systems	40,746 b	2,237,770
Regeneron Pharmaceuticals	142,443 a	3,445,696
RehabCare Group	55,901 a	1,184,542
Res-Care	59,774 a	586,981
Salix Pharmaceuticals	138,852 a	5,888,713
Savient Pharmaceuticals	138,974 a	1,903,944
SurModics	31,651 a,b	415,261
Symmetry Medical	93,551 a	910,251
ViroPharma	172,305 a	2,269,257
West Pharmaceutical Services	81,126 b	2,948,119
Zoll Medical	43,329 a	1,146,485
		126,861,998
Industrial--16.4%
A.O. Smith	59,194	3,236,728
AAON	28,315 b	703,911
AAR	95,199 a	1,599,343

ABM Industries	121,322 b	2,632,687
Actuant, Cl. A	149,989	3,092,773
Administaff	54,015	1,407,631
Aerovironment	27,263 a,b	651,858
Albany International, Cl. A	58,494	1,073,365
Allegiant Travel	41,501	1,842,229
American Science & Engineering	21,559	1,707,042
Apogee Enterprises	58,778	661,840
Applied Industrial Technologies	95,388	2,670,864
Applied Signal Technology	27,208 b	564,838
Arkansas Best	51,368 b	1,159,376
Astec Industries	36,227 a,b	1,135,716
ATC Technology	54,095 a	1,297,198
AZZ	29,569	1,287,139
Badger Meter	34,047 b	1,333,281
Baldor Electric	104,682 b	4,000,946
Barnes Group	113,163 b	2,079,936
Belden	113,314	2,707,071
Bowne & Co.	84,266	953,048
Brady, Cl. A	120,504	3,351,216
Briggs & Stratton	129,254 b	2,451,948
Cascade	18,192	694,389
CDI	12,564	211,075
Ceradyne	57,978 a	1,347,988
CIRCOR International	36,637	1,146,005
CLARCOR	111,739	4,192,447
Comfort Systems USA	85,717	978,031
Consolidated Graphics	31,438 a	1,350,891
Cubic	41,214	1,669,991
Curtiss-Wright	104,602	3,168,395
Dolan	76,317 a	892,146
Dycom Industries	88,559 a	801,459
EMCOR Group	153,748 a	3,998,985
Encore Wire	41,508	883,290
EnPro Industries	56,369 a,b	1,688,252
ESCO Technologies	51,524	1,535,930
Esterline Technologies	66,321 a	3,404,257
Exponent	29,920 a	987,659
Federal Signal	136,236	811,967
Forward Air	61,491 b	1,785,699
G & K Services, Cl. A	42,098	979,620
GenCorp	171,640 a,b	902,826
Geo Group	128,334 a	2,769,448
Gibraltar Industries	76,805 a	828,726
Griffon	112,943 a	1,531,507
Healthcare Services Group	88,715	1,981,893
Heartland Express	134,516 b	2,154,946
Heidrick & Struggles International	38,474 b	773,327
Hub Group, Cl. A	83,412 a	2,681,696
II-VI	52,514 a	1,800,180
Insituform Technologies, Cl. A	101,100 a	2,315,190
Interface, Cl. A	120,704	1,500,351
John Bean Technologies	56,609	889,327
Kaman	54,206	1,238,065
Kaydon	78,999	3,001,172
Kelly Services, Cl. A	42,457 a	628,364
Knight Transportation	129,419 b	2,707,445
Lawson Products	9,558	170,228
Lindsay	33,589 b	1,168,225

Lydall	33,250 a,b	237,738
Mobile Mini	70,656 a	1,211,044
Moog, Cl. A	99,294 a	3,555,718
Mueller Industries	83,074	2,053,589
NCI Building Systems	25,348 a	240,046
Old Dominion Freight Line	60,894 a	2,401,050
On Assignment	81,072 a	391,578
Orbital Sciences	147,096 a	2,153,485
Powell Industries	18,807 a	617,998
Quanex Building Products	91,171	1,603,698
Robbins & Myers	77,116	1,829,192
School Specialty	37,846 a,b	725,508
SFN Group	121,394 a	909,241
Simpson Manufacturing	89,306	2,303,202
SkyWest	120,869	1,504,819
Standard Register	37,007	122,863
Standex International	29,773	893,785
Stanley	32,126 a	1,199,906
Sykes Enterprises	97,687 a	1,548,339
Teledyne Technologies	79,153 a	3,247,648
Tetra Tech	154,246 a	3,234,539
Toro	81,332 b	4,233,331
Tredegar	67,765	1,169,624
Triumph Group	37,396	2,838,356
TrueBlue	108,369 a	1,394,709
United Stationers	53,315 a	2,887,007
Universal Forest Products	44,659	1,383,089
Viad	37,183	739,942
Vicor	37,801 b	594,988
Volt Information Sciences	22,219 a	198,416
Watsco	69,222 b	3,856,358
Watts Water Technologies, Cl. A	78,372	2,523,578
		158,977,760
Information Technology--17.4%
Actel	62,893 a	922,011
ADPT	365,679 a	1,115,321
Advanced Energy Industries	81,402 a	1,433,489
Agilysys	61,584 a	488,361
Anixter International	72,571 a	3,506,631
Arris Group	322,915 a	3,009,568
ATMI	81,667 a	1,211,938
Avid Technology	53,685 a,b	694,147
Bel Fuse, Cl. B	27,512	648,733
Benchmark Electronics	154,721 a	2,583,841
Black Box	34,697	1,056,177
Blackbaud	96,889	2,295,300
Blue Coat Systems	98,986 a,b	2,167,793
Brightpoint	177,404 a	1,405,040
Brooks Automation	150,776 a	1,150,421
Cabot Microelectronics	56,281 a,b	1,839,826
CACI International, Cl. A	75,555 a	3,552,596
Checkpoint Systems	97,014 a	1,937,370
CIBER	172,726 a	575,178
Cogent	97,101 a	872,938
Cognex	76,165	1,420,477
Cohu	46,209	724,557
Commvault Systems	96,675 a	1,790,421
Compellent Technologies	42,678 a,b	572,312
comScore	42,243 a,b	836,834

Comtech Telecommunications	63,278 a	1,364,906
Concur Technologies	93,751 a,b	4,338,796
CSG Systems International	96,962 a	1,828,703
CTS	97,487	911,503
Cymer	69,561 a	2,314,990
Cypress Semiconductor	408,420 a	4,329,252
Daktronics	86,058 b	733,214
DealerTrack Holdings	87,708 a	1,369,122
DG Fastchannel	55,506 a	2,116,444
Digi International	54,924 a	456,418
Diodes	75,838 a	1,340,816
DSP Group	67,591 a	471,785
DTS	32,642 a,b	1,165,972
Ebix	60,348 a,b	1,002,380
Electro Scientific Industries	58,052 a	666,437
EMS Technologies	33,613 a	559,320
Epicor Software	121,471 a	940,186
EPIQ Systems	74,058	964,235
Exar	73,738 a	515,429
FARO Technologies	31,222 a	642,237
FEI	83,292 a	1,629,191
Forrester Research	32,692 a	1,055,298
Gerber Scientific	51,720 a,b	296,873
Harmonic	214,152 a	1,492,639
Heartland Payment Systems	76,064 b	1,200,290
Hittite Microwave	43,082 a	1,980,049
Hutchinson Technology	65,179 a,b	247,680
Infospace	86,797 a	679,621
Insight Enterprises	121,961 a	1,776,972
Integral Systems	27,042 a	204,438
Interactive Intelligence	27,739 a	448,817
Intermec	110,784 a	1,163,232
Intevac	49,429 a	543,719
j2 Global Communications	113,145 a,b	2,662,302
JDA Software Group	83,008 a	1,950,688
Keithley Instruments	31,069 b	335,235
Knot	52,488 a	431,976
Kopin	156,935 a	591,645
Kulicke & Soffa Industries	176,321 a	1,184,877
Littelfuse	43,647 a	1,554,270
LoJack	51,811 a	182,893
Manhattan Associates	54,238 a	1,456,833
MAXIMUS	36,366	2,188,870
Mercury Computer Systems	49,370 a	651,684
Methode Electronics	104,235	1,113,230
Micrel	115,192	1,119,666
Microsemi	205,535 a	3,280,339
MicroStrategy, Cl. A	20,605 a	1,710,009
MKS Instruments	122,652 a	2,632,112
MTS Systems	35,026	1,013,302
NCI, Cl. A	14,934 a	351,845
NETGEAR	94,580 a	2,269,920
NetScout Systems	87,629 a	1,388,920
Network Equipment Technologies	50,382 a,b	157,192
Newport	93,742 a	1,193,336
Novatel Wireless	121,498 a,b	814,037
OSI Systems	42,753 a	1,188,106
Park Electrochemical	48,278	1,324,748
PC-Tel	37,611 a	238,078

Perficient	65,150 a	563,548
Pericom Semiconductor	59,007 a	539,324
Phoenix Technologies	43,930 a	135,744
Plexus	92,755 a	2,708,446
Progress Software	102,774 a	3,072,943
Radiant Systems	77,924 a	1,107,300
Radisys	59,131 a	583,623
Rogers	35,225 a	1,090,214
Rudolph Technologies	78,777 a	680,633
ScanSource	50,044 a	1,380,214
Sigma Designs	86,078 a,b	881,439
Smith Micro Software	68,076 a	669,187
Sonic Solutions	71,535 a,b	562,980
Stamps.com	28,963 a	316,855
Standard Microsystems	51,099 a	1,125,200
StarTek	22,678 a	104,772
Stratasys	37,974 a,b	862,390
Supertex	18,652 a	483,833
Symmetricom	108,096 a	576,152
Synaptics	79,338 a,b	2,483,279
SYNNEX	49,072 a,b	1,295,010
Take-Two Interactive Software	217,287 a,b	2,227,192
Taleo, Cl. A	85,129 a	2,094,173
Technitrol	126,967 b	506,598
Tekelec	152,573 a	2,157,382
TeleTech Holdings	94,468 a	1,313,105
Tessera Technologies	108,623 a	1,844,419
THQ	193,584 a	882,743
Tollgrade Communications	43,360 a	288,344
Triquint Semiconductor	403,986 a	2,799,623
TTM Technologies	114,058 a	1,169,095
Tyler Technologies	67,910 a,b	1,115,761
Ultratech	44,030 a	795,622
United Online	246,545	1,558,164
Varian Semiconductor Equipment
Associates	181,861 a	5,139,392
Veeco Instruments	91,621 a,b	3,967,189
ViaSat	83,077 a,b	3,002,403
Websense	116,579 a,b	2,163,706
Wright Express	90,042 a	3,150,570
		168,946,924
Materials--3.9%
A.M. Castle & Co.	32,272 a	476,657
AMCOL International	59,258 b	1,775,370
American Vanguard	36,243 b	309,878
Arch Chemicals	58,270	1,996,913
Balchem	57,370	1,517,436
Brush Engineered Materials	45,836 a	1,093,189
Buckeye Technologies	101,817 a	1,155,623
Calgon Carbon	130,574 a,b	1,728,800
Century Aluminum	112,607 a	1,174,491
Clearwater Paper	26,949 a	1,660,867
Deltic Timber	18,614	852,149
Eagle Materials	88,740	2,170,580
H.B. Fuller	113,989	2,329,935
Headwaters	114,236 a,b	395,257
LSB Industries	34,503 a,b	499,948
Myers Industries	69,390	548,875
Neenah Paper	41,262	740,240

Olympic Steel	27,727	705,098
OM Group	73,556 a	1,986,012
Penford	13,720 a	76,009
PolyOne	241,704 a	2,491,968
Quaker Chemical	28,284	997,294
RTI International Metals	60,588 a	1,719,487
Schulman (A.)	82,995	1,625,872
Schweitzer-Mauduit International	41,413	2,191,990
Stepan	23,117	1,525,953
Texas Industries	57,458	1,907,606
Wausau Paper	135,917 a	928,313
Zep	46,567	886,636
		37,468,446
Telecommunication Services--.4%
Cbeyond	49,678 a,b	756,596
General Communication, Cl. A	82,071 a	695,962
Neutral Tandem	83,109 a,b	889,266
NTELOS Holdings	60,809	1,137,736
USA Mobility	61,809	916,627
		4,396,187
Utilities--3.9%
Allete	63,779	2,299,871
American States Water	49,547	1,748,018
Avista	142,722	2,985,744
Central Vermont Public Service	20,581	437,140
CH Energy Group	40,454	1,690,977
El Paso Electric	117,862 a	2,534,033
Laclede Group	46,246	1,615,835
New Jersey Resources	92,399	3,449,255
Northwest Natural Gas	63,676 b	3,018,879
NorthWestern	80,396	2,267,167
Piedmont Natural Gas	154,561 b	4,114,414
South Jersey Industries	62,423 b	2,916,403
Southwest Gas	115,117	3,703,314
UIL Holdings	71,235	1,941,154
UniSource Energy	91,993	2,969,534
		37,691,738
Total Common Stocks
(cost $969,913,731)		954,204,087
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)
U.S. Treasury Bills
0.14%, 9/9/10
(cost $1,349,801)	1,350,000 [d]	1,349,804

Other Investment--2.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $19,284,000)	19,284,000 [e]	19,284,000

Investment of Cash Collateral for
Securities Loaned--15.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $148,710,939)	148,710,939 [e]	148,710,939

Total Investments (cost $1,139,258,471)	115.9%	1,123,548,830

Liabilities, Less Cash and Receivables	(15.9%)	(153,776,177)
Net Assets	100.0%	969,772,653

a	Non-income producing security.
b	Security, or portion thereof, on loan. At July 31, 2010, the total market value of the fund's securities on loan is
$144,712,253 and the total market value of the collateral held by the fund is $148,710,939.
c	Investment in real estate investment trust.
d	Held`
e	Investment in affiliated money market mutual fund.

At July 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,139,258,471.

Net unrealized depreciation on investments was $15,709,641 of which $133,458,360 related to appreciated investment securities and $149,168,001 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.0
Money Market Investments	17.5
Information Technology	17.4
Industrial	16.4
Consumer Discretionary	15.6
Health Care	13.1
Energy	5.1
Utilities	3.9
Materials	3.9
Consumer Staples	3.6
Telecommunication Services	0.4
115.9
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		(Appreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2010 ($)
Financial Futures Long
Russell 2000 Mini	247	16,045,120	September 2010	108,458

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	954,153,323	-	-	954,153,323
Equity Securities - Foreign+	50,764	-	-	50,764
Mutual Funds	167,994,939	-	-	167,994,939
U.S. Treasury	-	1,349,804	-	1,349,804
Other Financial Instruments:
Futures++	108,458	-	-	108,458

+ See Statement of Investments for industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 24, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	September 24, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)